[Sketch of L. Roy Papp appears here]

                         PAPP AMERICA-ABROAD FUND, INC.
                                 A No-Load Fund






                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1999










                                                     Managed by:
                                                     L. Roy Papp & Associates
                                                     6225 North 24th Street
                                                     Suite 150
                                                     Phoenix, AZ  85016
                                                     (602)956-1115 Local
                                                     (800)421-4004
                                                     E-mail: invest@roypapp.com
                                                     Web: HTTP://WWW.ROYPAPP.COM

                         PAPP AMERICA-ABROAD FUND, INC.


Dear Fellow Shareholder:

From a very slow beginning, marked by a pronounced weakness in our mid-sized stocks and flatness in our technology stocks, we ended the June 30 six month period up 4.1%. This compares with a 8.5% increase in the Morgan Stanley World Index. Since inception on December 6, 1991 our Fund was up 273.0% while the World Index was up 181%.

The America-Abroad Fund is designed to provide a means of participating in the growth of the world's economies through the purchase and retention of primarily United States multinational companies which do a large portion of their business abroad and which receive a substantial portion of their income from oversea sources.

The Fund invests mainly in United States companies for many reasons, not the least of which is that they make money. Of the 100 largest companies in the world based on sales, only 25 are American; yet these 25 companies account for over 50% of the net income earned by the biggest 100. Other reasons for investing American include SEC disclosure requirements, predictable accounting, cheaper custodial fees, and social and economic stability.

Of equal importance is the fact that the United States companies are the leaders in the areas of rapid growth while many large foreign companies are in what may be termed "Sunset Industries" such as steel, automobiles, and heavy construction.

We, on the other hand, believe that medical and electronic technology, along with the inescapable globalization, will be driving forces in the growth of the world's economy in the years to come. American companies like IBM, Intel, and Microsoft continue to provide us with tremendous technological advances. Most importantly, they had done so at ever lower costs which has provided a great deflationary factor never seen before. Consequently, our nation enjoys full employment and a strong economy without inflation. In medical technology, companies like Johnson & Johnson, Eli Lilly, Merck, and Pfizer spend huge amounts of money on research and development to keep in the forefront of product innovation.

These are the factors behind our investment decisions. We believe the long-term investor will be rewarded for understanding the major changes that are taking place in today's world.



                                                           Warmest regards,


                                                           /s/ L. Roy Papp

                                                           L. Roy Papp, Chairman
                                                           August 1, 1999


                         PAPP AMERICA-ABROAD FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)
                                                                    Number                   Market
                       Common Stocks                                of Shares                Value
-----------------------------------------------------------       -------------     -----------------
Computer Equipment (17.0%)
   EMC Corp. *
      (Manufacturer of enterprise computer storage systems)            56,000        $    3,080,000
   Hewlett-Packard Company
      (Manufacturer of printers, computers, and medical
     electronic equipment)                                            120,000            12,060,000
   Intel Corporation
      (Manufacturer of microprocessors, microcontrollers, and
      memory chips)                                                   474,000            28,203,000
   International Business Machines
      (Global provider of information technology,
      hardware, software and services)                                 58,000             7,496,500
                                                                                    -----------------
                                                                                         50,839,500
                                                                                    -----------------
Financial Services (15.8%)
   American International Group
      (Major international insurance holding company)                  69,000             8,077,312
   General Electric Co.
      (Diversified financial and industrial company)                  134,000            15,142,000
   State Street Corporation
      (Provider of U.S. and global securities custodial services)     280,000            23,905,000
                                                                                    -----------------
                                                                                         47,124,312
                                                                                    -----------------
Industrial Services (12.6%)
   Air Express International
      (Air freight forwarding)                                        162,600             4,125,975
   Interpublic Group of Companies, Inc.
      (Worldwide advertising agencies)                                330,000            28,586,250
   Omnicom Group, Inc.
      (Worldwide advertising agencies)                                 65,000             5,200,000
                                                                                    -----------------
                                                                                         37,912,225
                                                                                    -----------------
Electrical Equipment (12.0%)
   American Power Conversion *
      (Leading producer of uninterruptible power
      supply products)                                              1,245,800            25,071,725
   Molex, Inc.
      (Supplier of interconnection products)                          340,000            10,710,000
                                                                                    -----------------
                                                                                         35,781,725
                                                                                    -----------------
Specialty Retailing (9.0%)
   Office Depot *
      (Leading retailer and direct marketer of office supplies)     1,222,500            26,971,406
                                                                                    -----------------

Pharmaceutical (7.2%)
   Eli Lilly & Co.
      (Prescription pharmaceuticals)                                   22,000             1,575,750
   Merck & Company
      (Prescription pharmaceuticals)                                  252,000            18,648,000
   Pfizer, Inc.
      (Prescription pharmaceuticals)                                   12,000             1,317,000
                                                                                    -----------------
                                                                                         21,540,750
                                                                                    -----------------

*Non-income producing security.


                         PAPP AMERICA-ABROAD FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)
                                                                    Number                   Market
               Common Stocks (continued)                            of Shares                Value
------------------------------------------------------------       -----------      -----------------
Software (6.4%)
   BMC Software, Inc. *
      (Develops data and application management software)              55,000        $    2,970,000
   Microsoft Corporation*
      (Personal computer software)                                    180,000            16,233,750
                                                                                    -----------------
                                                                                         19,203,750
                                                                                    -----------------
Consumer Services (5.5%)
   Service Corporation International
      (Funeral service, cemetery owner/operator)                      260,000             5,005,000
   Steiner Leisure Ltd. *
      (Provider of spa services, beauty salons, and
      health clubs on cruise ships)                                   375,000            11,367,188
                                                                                    -----------------
                                                                                         16,372,188
                                                                                    -----------------
Restaurants (5.5%)
   McDonald's Corporation
      (Fast food restaurants and franchising)                         396,000            16,359,750
                                                                                    -----------------

Medical Products (5.2%)
   Johnson & Johnson
      (Healthcare products)                                           160,000            15,680,000
                                                                                    -----------------

Telecommunications (1.5%)
   Cisco Systems, Inc. *
      (Leading supplier of computer internetworking systems)           24,000             1,548,000
   L.M. Ericsson Telephone AB
      (Manufacturer of telecom systems and cellular handsets)          70,000             2,305,625
   Hong Kong Telecommunications, Ltd.
      (International telecommunications services)                      20,000               538,750
                                                                                    -----------------
                                                                                          4,392,375
                                                                                    -----------------
Consumer Products (1.3%)
   Gillette Company
      (Personal care products and batteries)                           27,000             1,107,000
   Mattel, Inc.
      (Toy manufacturer)                                              105,000             2,775,938
                                                                                    -----------------
                                                                                          3,882,938
                                                                                    -----------------

Total Common Stocks - 99.0%                                                             296,060,919
Cash and Other Assets, Less Liabilities - 1.0%                                            2,767,632
                                                                                    -----------------
Net Assets - 100%                                                                    $  298,828,551
                                                                                    =================

Net Asset Value Per Share
(Based on 8,931,265 shares outstanding at June 30, 1999)                             $        33.46
                                                                                    =================


*Non-income producing security.

The accompanying notes are an integral part of these financial statements.

                         PAPP AMERICA-ABROAD FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (UNAUDITED)

                                     ASSETS

Investment in securities at market value (original
  cost $190,662,131 at June 30, 1999) (Note 1)        $     296,060,919
Cash                                                          1,850,232
Dividends and interest receivable                               177,696
Receivable for securities sold                                  993,067
                                                     -------------------

Total assets                                          $     299,081,914
                                                     ===================

                                  LIABILITIES
Accrued expenses                                      $         253,363
                                                     ===================



                                   NET ASSETS

Paid-in capital                                       $     198,169,503
Accumulated undistributed net realized loss
   on sale of securities                                     (3,340,289)
Accumulated undistributed net investment loss                (1,399,451)
Net unrealized gain on investments                          105,398,788
                                                     -------------------

Net assets applicable to Fund shares outstanding      $     298,828,551
                                                     ===================


Fund shares outstanding                                       8,931,265
                                                     ===================

Net Asset Value Per Share (net assets/shares
   outstanding)                                       $           33.46
                                                     ===================




The accompanying notes are an integral part of these financial statements.

                         PAPP AMERICA-ABROAD FUND, INC.
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME:
Dividends                                             $         932,892
Interest                                                         39,679
Foreign taxes withheld                                           (9,894)
                                                     -------------------


           Total investment income                              962,677
                                                     -------------------

EXPENSES:
Management fee (Note 3)                                       1,549,642
Filing fees                                                      33,562
Printing and postage                                             24,953
Transfer agent fees                                              15,511
Custodial fees                                                   14,202
Legal fees                                                       12,197
Directors' attendance fees                                        4,200
Auditing fees                                                     4,000
Other fees                                                       28,272
                                                     -------------------

           Total expenses                                     1,686,539
                                                     -------------------

Net investment loss                                            (723,862)
                                                     -------------------

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Proceeds from sales of securities                            67,878,597
Cost of securities sold                                     (71,215,904)
                                                     -------------------
Net realized loss on securities sold                         (3,337,307)

Net change in unrealized gain on investments                 14,512,159
                                                     -------------------

Net realized and unrealized gain on investments              11,174,852
                                                     -------------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $      10,450,990
                                                     ===================

The accompanying notes are an integral part of this financial statement.

                         PAPP AMERICA-ABROAD FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE SIX MONTHS ENDED JUNE 30, 1999 AND THE YEAR ENDED DECEMBER 31, 1998
                                  (UNAUDITED)


                                                      Six months ended             Year ended
                                                           June 30,               December 31,
                                                             1999                     1998
                                                     ------------------        ------------------
FROM OPERATIONS:
   Net investment loss                                $       (723,862)         $       (674,216)
   Net realized (loss)/gain on securities sold              (3,337,307)                  417,758
   Net change in unrealized gain on investments             14,512,159                65,360,302
                                                     ------------------        ------------------
          Increase in net assets resulting from
          operations                                        10,450,990                65,103,844
                                                     ------------------        ------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                             -                         -
   Net realized gain on securities sold                              -                  (417,387)
                                                     ------------------        ------------------
          Decrease in net assets resulting from
          distributions to shareholders                              -                  (417,387)
                                                     ------------------        ------------------

FROM SHAREHOLDER TRANSACTIONS:
   Proceeds from sale of shares                             50,953,414               168,123,001
   Net asset value of shares issued to shareholders
     in reinvestment of net investment income and
     net realized gain on securities sold                            -                   374,828
   Payments for redemption of shares                      (105,390,489)             (178,618,944)
                                                     ------------------        ------------------
          Decrease in net assets resulting
          from shareholder transactions                    (54,437,075)              (10,121,115)
                                                     ------------------        ------------------

Total (decrease)/increase in net assets                    (43,986,085)               54,565,342

Net assets at beginning of the period                      342,814,636               288,249,294
                                                     ------------------        ------------------

Net assets at end of period                           $    298,828,551          $    342,814,636
                                                     ==================        ==================




The accompanying notes are an integral part of these financial statements.

                         PAPP AMERICA-ABROAD FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1999
                                   (UNAUDITED)


(1)   SIGNIFICANT ACCOUNTING POLICIES:

Papp America-Abroad Fund, Inc. (the Fund) was incorporated on August 15, 1991, and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Operations of the Fund commenced on December 6, 1991. The Fund invests with the objective of long-term capital growth in the common stocks of United States companies that have substantial international activities and, to a much lesser extent, in the common stocks of foreign enterprises that are traded publicly in United States securities markets.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

         Investment in Securities

For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Other securities traded over-the-counter are valued at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a Fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. New York City time, on any day on which that Exchange is open for trading.

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

              Federal Income Taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, are to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

(2)   DIVIDENDS AND DISTRIBUTIONS:

Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check. Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.

On December 28, 1998, a distribution was declared from net realized long-term capital gains of approximately $.0396 a share aggregating $417,387. The distribution was paid on December 31, 1998, to shareholders of record on December 29, 1998.

(3)   TRANSACTIONS WITH AFFILIATES:

The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates (Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. The Fund incurred fees of $15,511 and $40,994 in 1999 and 1998, respectively, from the manager for providing shareholder and transfer agent services.

The Fund's independent directors receive $1,100 for each meeting of the Board of Directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.

(4)   PURCHASES AND SALES OF SECURITIES:

For the six months ended June 30, 1999 and the year ended December 31, 1998, investment transactions excluding short-term investments were as follows:


                                 1999                        1998
                        -----------------           -----------------
Purchases at cost        $    13,834,788             $    80,372,065
Sales                         67,878,597                  92,997,025

(5)   CAPITAL SHARE TRANSACTIONS:

At June 30, 1999, there were 25,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:

                                                 Proceeds              Shares
                                             ----------------      -------------
Six months ended June 30, 1999
Shares issued                                 $   50,953,414         1,619,863
Dividends and distributions reinvested                     -                 -
Shares redeemed                                 (105,390,489)       (3,359,112)
                                             ----------------      -------------
   Net decrease                               $  (54,437,075)       (1,739,249)
                                             ================      =============

Year ended December 31, 1998
Shares issued                                 $  168,123,001         6,037,848
Dividends and distributions reinvested               374,828            11,761
Shares redeemed                                 (178,618,944)       (6,473,298)
                                             ----------------      -------------
   Net decrease                               $  (10,121,115)         (423,689)
                                             ================      =============



(6)   UNREALIZED APPRECIATION:

Unrealized appreciation of portfolio securities for both financial statement and federal income tax purposes is as follows:


                                           1999                      1998
                                     ----------------         -----------------
Market value                          $ 296,060,919            $  338,929,906
Original cost                          (190,662,131)             (248,043,277)
                                     ----------------         -----------------
      Net unrealized appreciation     $ 105,398,788            $   90,886,629
                                     ================         =================



As of June 30, 1999, gross unrealized gains on investments in which market value exceeded cost totaled $111,959,981 and gross unrealized losses on investments in which cost exceeded market value totaled $6,561,193.

As of December 31, 1998, gross unrealized gains on investments in which market value exceeded cost totaled $104,546,063 and gross unrealized losses on investments in which cost exceeded market value totaled $13,659,434.

(7)   SELECTED FINANCIAL HIGHLIGHTS:

The following selected per share data has been calculated using revenues and expenses for the periods indicated, divided by the weighted average number of shares outstanding during the periods. The ratios are calculated using the revenues and expenses for the periods, divided by the weighted average of the daily net assets of the Fund.

                                     Six Months Ended
                                            June 30,                              Year Ended December 31
                                                       ----------------------------------------------------------------------------
                                                1999             1998             1997             1996           1995        1994
                                      ---------------  ---------------  ---------------  ---------------  ------------ ------------
Net asset value, beginning of period  $        32.13   $        25.98   $        20.11   $        16.47   $      12.24 $     11.45
Income from operations:
   Net investment income (loss)                (0.09)           (0.05)            0.01             0.01           0.04        0.10
   Net realized and unrealized gain
      (loss) on investments                     1.42             6.24             6.00             4.48           4.52        0.79
                                      ---------------  ---------------  ---------------  ---------------  ------------ ------------

         Total from operations                  1.33             6.19             6.01             4.49           4.56        0.89

Less distributions:
   Dividend from net investment
      Income                                       -                -            (0.01)           (0.01)         (0.04)      (0.10)
   Distribution of net realized gain               -            (0.04)           (0.13)           (0.84)         (0.29)          -
                                      ---------------  ---------------  ---------------  ---------------  ------------ ------------

         Total distributions                       -            (0.04)           (0.14)           (0.85)         (0.33)      (0.10)

Net asset value, end of period        $        33.46   $        32.13   $        25.98   $        20.11   $      16.47 $     12.24
                                      ===============  ===============  ===============  ===============  ============ ============

         Total return                           4.14%           23.83%           29.92%           27.65%         37.05%       7.77%
                                      ===============  ===============  ===============  ===============  ============ ============

Ratios/Supplemental Data:
   Net assets, end of period          $  298,828,551      342,814,636   $  288,249,294   $   29,623,497   $ 15,988,267 $11,573,197
   Expenses to average net
      assets (A)                                1.09%*           1.08%            1.11%            1.25%          1.22%       1.25%

    Investment income to
      average net assets (B)                    0.62%*           0.82%            1.24%            1.30%          1.50%       2.07%

   Portfolio turnover rate                      8.87%*          24.97%            4.71%           12.29%         26.65%      16.00%



* Annualized

(A) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 1.30% for the year ended December 31, 1994.

(B) Computed giving effect to investment adviser's expense limitation undertaking.

                         PAPP AMERICA-ABROAD FUND, INC.

                                    Directors
James K. Ballinger                                   L. Roy Papp
Amy S. Clague                                        Rosellen C. Papp
Robert L. Mueller                                    Bruce C. Williams
Harry A. Papp

                                    Officers
Chairman - L. Roy Papp                               President - Harry A. Papp

                                 Vice Presidents
Victoria S. Cavallero                                Julie A. Hein
George D. Clark, Jr.                                 Robert L. Mueller
Jeffrey N. Edwards                                   Rosellen C. Papp
Robert L. Hawley                                     Bruce C. Williams

                          Secretary - Robert L. Mueller
                          Treasurer - Rosellen C. Papp
                       Assistant Treasurer - Julie A. Hein

                               Investment Adviser
                            L. Roy Papp & Associates
                        6225 North 24th Street, Suite 150
                                Phoenix, AZ 85016
                            Telephone: (602) 956-1115
                       Web address: http//www.roypapp.com
                        Email address: invest@roypapp.com

                                    Custodian
                            Founders Bank of Arizona
                          7335 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258

                     Shareholder Services and Transfer Agent
                            L. Roy Papp & Associates
                        6225 North 24th Street, Suite 150
                                Phoenix, AZ 85016
                            Telephone: (602) 956-1115
                                 (800) 421-4004

                         Independent Public Accountants
                               Arthur Andersen LLP
                        501 North 44th Street, Suite 300
                             Phoenix, Arizona 85008

                                  Legal Counsel
                               Bell, Boyd & Lloyd
                             70 West Madison Street
                             Chicago, Illinois 60602

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied or preceded by a currently effective prospectus of the Fund. No sales charge to the shareholder or to the new investor is made in offering the shares of the Fund.